Financial Instruments - Disclosure Details of Investments in Private Market Funds (Detail) - Brazil [Member] - Vinci Monalisa FIM Credito Privado IE [Member] - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	R$ 991,470	R$ 1,057,547
Private Equity Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	136,810	70,367
Private Equity Funds [Member] | Vinci Impacto Ret IV FIP Multiestrategia [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	4,687	2,925
Private Equity Funds [Member] | Vinci Infra Coinvestimento I FIP Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	10,290	10,924
Private Equity Funds [Member] | Vinci Infra Água e Saneamento Strategy FIP - Infraestrutura
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	50,698	33,946
Private Equity Funds [Member] | Vinci Crédito Infra Institucional Fundo Incentivado - Infraestrutura [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	46,844	7,584
Private Equity Funds [Member] | Other Funds [Member]
Disclosure Details Of Investments In Private Market Funds [Line Items]
Net assets liabilities	R$ 24,291	R$ 14,988